Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 10,118
Ending balance	102,773	$ 10,118
Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,777
Ending balance	77,883	5,777
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,341
Ending balance	24,890	4,341
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	118,663	118,522
Acquisition (Note 7)	102,789
Reclassification	407	404
Disposal	(11)
Currency translation effects	3,765	(263)
Ending balance	225,613	118,663
Cost [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	69,594	69,824
Acquisition (Note 7)	80,514
Currency translation effects	1,202	(230)
Ending balance	151,310	69,594
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49,069	48,698
Acquisition (Note 7)	22,275
Reclassification	407	404
Disposal	(11)
Currency translation effects	2,563	(33)
Ending balance	74,303	49,069
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(108,545)	(101,978)
Amortization charge	(9,437)	(6,721)
Disposal	11
Currency translation effects	(4,869)	154
Ending balance	(122,840)	(108,545)
Accumulated amortization [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(63,817)	(59,296)
Amortization charge	(7,239)	(4,642)
Currency translation effects	(2,371)	121
Ending balance	(73,427)	(63,817)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(44,728)	(42,682)
Amortization charge	(2,198)	(2,079)
Disposal	11
Currency translation effects	(2,498)	33
Ending balance	$ (49,413)	$ (44,728)